VIRTUS STONE HARBOR HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—98.1%
Aerospace & Defense—2.5%
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	$ 2,378	$ 2,436
Airlines—2.9%
Air Canada 144A 3.875%, 8/15/26(1)	832	742
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	1,235	1,126
VistaJet Malta Finance plc 144A 7.875%, 5/1/27(1)	1,036	956
		2,824

Automotive—4.2%
Clarios Global LP
144A 6.250%, 5/15/26(1)	520	514
144A 8.500%, 5/15/27(1)	789	775
Ford Motor Credit Co. LLC
4.950%, 5/28/27	505	474
4.125%, 8/17/27	688	620
5.113%, 5/3/29	1,935	1,789
		4,172

Building Products—4.5%
Griffon Corp. 5.750%, 3/1/28	1,064	984
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	1,289	963
Park River Holdings, Inc.
144A 5.625%, 2/1/29(1)	705	511
144A 6.750%, 8/1/29(1)	361	270
Specialty Building Products Holdings LLC 144A 6.375%, 9/30/26(1)	1,132	1,020
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	816	715
		4,463

Chemicals—2.3%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)	592	505
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,235	1,062
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	871	688
		2,255

Consumer Products—0.7%
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	883	728
Containers & Packaging—1.8%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	871	748
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,030	979
		1,727

	Par Value	Value

Drillers & Services—1.8%
Archrock Partners LP 144A 6.250%, 4/1/28(1)	$ 875	$ 796
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,103	1,014
		1,810

Electric—3.4%
Calpine Corp. 144A 4.500%, 2/15/28(1)	940	860
Covanta Holding Corp. 5.000%, 9/1/30	852	718
NRG Energy, Inc. 5.750%, 1/15/28	269	253
Vistra Operations Co. LLC
144A 5.625%, 2/15/27(1)	945	910
144A 5.000%, 7/31/27(1)	599	557
		3,298

Exploration & Production—10.5%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	757	770
144A 5.375%, 3/1/30(1)	198	186
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	1,062	956
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	1,004	967
144A 5.875%, 2/1/29(1)	113	108
Chord Energy Corp. 144A 6.375%, 6/1/26(1)	132	128
CNX Resources Corp.
144A 7.250%, 3/14/27(1)	611	607
144A 6.000%, 1/15/29(1)	387	364
CrownRock LP 144A 5.000%, 5/1/29(1)	290	266
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,313	1,241
144A 5.750%, 2/1/29(1)	100	91
144A 6.000%, 4/15/30(1)	102	94
Murphy Oil Corp. 5.875%, 12/1/27	492	478
Occidental Petroleum Corp.
8.875%, 7/15/30	1,943	2,270
7.500%, 5/1/31	327	368
7.875%, 9/15/31	167	192
SM Energy Co.
5.625%, 6/1/25	481	468
6.500%, 7/15/28	843	812
		10,366

Financial & Lease—5.3%
Acrisure LLC
144A 7.000%, 11/15/25(1)	1,065	1,004
144A 6.000%, 8/1/29(1)	499	405
Alliant Holdings Intermediate LLC
144A 6.750%, 10/15/27(1)	1,010	917
144A 5.875%, 11/1/29(1)	445	383
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	886	703
See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Financial & Lease—continued
OneMain Finance Corp.
7.125%, 3/15/26	$ 904	$ 842
3.500%, 1/15/27	580	478
6.625%, 1/15/28	369	337
Starwood Property Trust, Inc. 144A 4.375%, 1/15/27(1)	173	154
		5,223

Food, Beverages & Tobacco—2.6%
Lamb Weston Holdings, Inc. 144A 4.125%, 1/31/30(1)	630	568
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(1)	791	641
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	1,579	1,295
		2,504

Gaming—5.9%
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	171	158
Churchill Downs, Inc. 144A 4.750%, 1/15/28(1)	365	332
International Game Technology plc 144A 5.250%, 1/15/29(1)	789	738
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	282	282
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	1,198	968
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	1,082	975
Scientific Games International, Inc. 144A 7.250%, 11/15/29(1)	1,281	1,260
VICI Properties LP 144A 4.125%, 8/15/30(1)	457	402
Wynn Resorts Finance LLC 144A 5.125%, 10/1/29(1)	856	718
		5,833

Health Care—5.6%
AdaptHealth LLC
144A 4.625%, 8/1/29(1)	896	746
144A 5.125%, 3/1/30(1)	198	169
Bausch Health Cos., Inc.
144A 6.250%, 2/15/29(1)	752	284
144A 5.250%, 2/15/31(1)	585	225
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	171	141
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	1,364	1,033
Encompass Health Corp.
4.500%, 2/1/28	401	351
4.625%, 4/1/31	114	94
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(2)	1,462	1,253
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,397	1,248
		5,544

	Par Value	Value

Home Builders—2.2%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	$ 86	$ 68
KB Home
4.800%, 11/15/29	350	302
7.250%, 7/15/30	523	502
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	794	643
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	756	627
		2,142

Industrial Other—3.9%
Madison IAQ LLC
144A 4.125%, 6/30/28(1)	273	234
144A 5.875%, 6/30/29(1)	978	804
Unifrax Escrow Issuer Corp. 144A 5.250%, 9/30/28(1)	1,170	939
United Rentals North America, Inc. 3.750%, 1/15/32	858	714
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,098	1,107
		3,798

Leisure—3.9%
Carnival Corp.
144A 7.625%, 3/1/26(1)	1,140	971
144A 5.750%, 3/1/27(1)	93	72
144A 6.000%, 5/1/29(1)	304	230
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	412	333
144A 7.750%, 2/15/29(1)	368	299
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	858	666
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	511	408
144A 11.625%, 8/15/27(1)	678	665
144A 5.500%, 4/1/28(1)	241	182
		3,826

Media Cable—7.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	637	432
Altice France S.A.
144A 5.125%, 1/15/29(1)	102	80
144A 5.125%, 7/15/29(1)	1,072	814
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	836	764
144A 4.500%, 8/15/30(1)	1,510	1,270
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	1,387	1,233
144A 4.125%, 12/1/30(1)	1,652	1,338
DISH DBS Corp.
7.750%, 7/1/26	122	96
7.375%, 7/1/28	493	323
5.125%, 6/1/29	626	371
144A 5.250%, 12/1/26(1)	617	509
144A 5.750%, 12/1/28(1)	444	341

See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Media Cable—continued
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	$ 200	$ 182
		7,753

Media Other—4.2%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	1,339	1,151
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,301	1,100
Netflix, Inc. 4.875%, 4/15/28	986	959
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	955	922
		4,132

Midstream—5.9%
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	232	236
144A 5.750%, 3/1/27(1)	465	441
144A 5.750%, 1/15/28(1)	557	528
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	43	36
DCP Midstream Operating LP 5.125%, 5/15/29	648	632
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	797	681
Genesis Energy LP
8.000%, 1/15/27	572	542
7.750%, 2/1/28	1,275	1,182
Hess Midstream Operations LP
144A 4.250%, 2/15/30(1)	161	138
144A 5.500%, 10/15/30(1)	641	584
Holly Energy Partners LP
144A 6.375%, 4/15/27(1)	171	166
144A 5.000%, 2/1/28(1)	644	600
		5,766

Paper & Forest Products—0.7%
Mercer International, Inc. 5.125%, 2/1/29	834	728
Refining—0.9%
Parkland Corp. 144A 4.625%, 5/1/30(1)	476	409
Sunoco LP 4.500%, 4/30/30	570	486
		895

Restaurants—0.6%
New Red Finance 144A 3.875%, 1/15/28(1)	684	608
Retail Food & Drug—1.2%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(1)	283	258
144A 5.875%, 2/15/28(1)	514	490
	Par Value	Value

Retail Food & Drug—continued
144A 4.875%, 2/15/30(1)	$ 533	$ 467
		1,215

Retail Non Food & Drug—3.9%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	86	74
At Home Group, Inc. 144A 4.875%, 7/15/28(1)	1,040	762
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	886	740
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	344	264
144A 7.875%, 5/1/29(1)	670	445
PetSmart, Inc.
144A 4.750%, 2/15/28(1)	564	502
144A 7.750%, 2/15/29(1)	1,066	1,005
		3,792

Satellite—1.5%
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,039	983
Intelsat Jackson Holdings S.A. Escrow 5.500%, 8/1/23(3)	464	—
Viasat, Inc. 144A 5.625%, 4/15/27(1)	521	479
		1,462

Services Other—3.3%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,063	913
GFL Environmental, Inc.
144A 4.000%, 8/1/28(1)	207	175
144A 4.750%, 6/15/29(1)	446	387
144A 4.375%, 8/15/29(1)	449	380
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	1,623	1,429
		3,284

Technology—0.8%
Ciena Corp. 144A 4.000%, 1/31/30(1)	86	74
Rackspace Technology Global, Inc. 144A 3.500%, 2/15/28(1)	1,022	738
		812

Transport Other—0.7%
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	411	352
144A 5.000%, 12/1/29(1)	430	346
		698

Wireless—1.7%
Sprint Corp. 7.125%, 6/15/24	1,569	1,620

See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Wirelines—0.8%
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	$ 948	$ 763
Total Corporate Bonds and Notes (Identified Cost $108,969)		96,477

Leveraged Loans—0.1%
Health Care—0.1%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.556%, 10/10/25(4)	281	73
Total Leveraged Loans (Identified Cost $268)		73

	Shares
Common Stocks—0.1%
Exploration & Production—0.0%
Alta Mesa Holdings LP Escrow(3)(5)	400,000	—
Satellite—0.1%
Intelsat Emergence S.A.(3)(5)	4,338	113
Total Common Stocks (Identified Cost $157)		113

Rights—0.0%
Satellite—0.0%
Intelsat Jackson Holdings S.A. Series B(3)(5)	454	—
Intelsat Jackson Holdings S.A. Series A(3)(5)	454	—
		—

Total Rights (Identified Cost $—)		—

Total Long-Term Investments—98.3% (Identified Cost $109,394)		96,663

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(6)	5,914	6
Total Short-Term Investment (Identified Cost $6)		6

TOTAL INVESTMENTS—98.3% (Identified Cost $109,400)		$96,669
Other assets and liabilities, net—1.7%		1,715
NET ASSETS—100.0%		$98,384
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $75,227 or 76.5% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Canada	6
France	2
Netherlands	1
Switzerland	1
Total	100%
† % of total investments as of August 31, 2022.

See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$96,477	$—	$96,477	$—(1)
Leveraged Loans	73	—	73	—
Equity Securities:
Common Stocks	113	—	—	113(1)
Rights	—	—	—	—(1)
Money Market Mutual Fund	6	6	—	—
Total Investments	$96,669	$6	$96,550	$113

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at August 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2022.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.